SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Loan amount		$ 441,698	$ 431,960
Total equity	$ 6,619,667	$ 11,244,155	9,043,789	$ 586,298	$ 2,591,604
Debt-to-equity ratio	5	4
Debt to equity ratio [member]
IfrsStatementLineItems [Line Items]
Loan amount		$ 448,022	463,250
Total equity		$ 11,244,155	$ 9,043,789